UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03735

The New Economy Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: August 31, 2010

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The New Economy Fund®
Investment portfolio

August 31, 2010
unaudited

Common stocks — 87.64%	Shares	Value (000)

INFORMATION TECHNOLOGY — 23.21%
Google Inc., Class A1	322,400	$145,086
Rovi Corp.1	2,587,700	112,591
Apple Inc.1	452,400	110,101
QUALCOMM Inc.	2,780,000	106,502
Oracle Corp.	4,668,000	102,136
NetEase.com, Inc. (ADR)1,2	2,558,000	101,629
Microsoft Corp.	4,190,000	98,381
Avago Technologies Ltd.1	3,147,400	63,420
Accenture PLC, Class A	1,178,900	43,148
Cisco Systems, Inc.1	1,935,000	38,797
NHN Corp.1	220,000	36,058
Global Payments Inc.	894,600	33,664
Yahoo! Inc.1	2,545,000	33,289
Corning Inc.	2,100,000	32,928
eBay Inc.1	1,300,000	30,212
Trimble Navigation Ltd.1	1,000,000	28,130
Autodesk, Inc.1	1,000,000	27,750
Digital River, Inc.1	1,013,100	26,715
Intel Corp.	1,500,000	26,580
Acxiom Corp.1	1,750,000	21,691
CoreLogic, Inc.	1,170,900	20,221
Avid Technology, Inc.1	1,800,000	19,944
Paychex, Inc.	800,000	19,912
Monster Worldwide, Inc.1	1,800,000	19,854
Cielo SA, ordinary nominative	2,165,500	18,495
Quanta Computer Inc.	11,545,000	17,515
Texas Instruments Inc.	750,000	17,272
NVIDIA Corp.1	1,800,000	16,794
Nokia Corp.	1,730,000	14,787
VTech Holdings Ltd.	1,455,000	14,459
EMC Corp.1	750,000	13,680
Hewlett-Packard Co.	317,000	12,198
Acer Inc.	4,903,398	11,495
Automatic Data Processing, Inc.	265,000	10,232
Maxim Integrated Products, Inc.	600,000	9,522
Canon, Inc.	212,200	8,651
Wistron Corp.	5,503,813	8,608
Moneysupermarket.com Group PLC	6,985,000	7,880
VeriFone Systems, Inc.1	320,000	7,738
Linear Technology Corp.	216,000	6,188
FLIR Systems, Inc.1	246,250	6,186
Flextronics International Ltd.1	981,534	4,839
KLA-Tencor Corp.	153,000	4,286
Logitech International SA1	290,000	4,275
AOL Inc.1	115,000	2,555
ProAct Holdings, LLC1,3,4	3,500,000	—
		1,516,394

FINANCIALS — 17.82%
Banco Bradesco SA, preferred nominative	3,976,500	68,967
Société Générale	1,279,953	65,173
Banco Santander, SA	5,252,568	61,551
Industrial and Commercial Bank of China Ltd., Class H	80,000,000	58,107
JPMorgan Chase & Co.	1,525,000	55,449
HDFC Bank Ltd.	1,135,000	51,496
Itaú Unibanco Holding SA, preferred nominative (ADR)	2,057,292	44,376
Bank of America Corp.	3,475,000	43,264
Credit Suisse Group AG	935,720	41,097
Aberdeen Asset Management PLC	19,370,000	39,986
Fairfax Financial Holdings Ltd.	99,800	39,213
Zions Bancorporation	1,925,000	35,478
Moody’s Corp.	1,569,200	33,173
Deutsche Bank AG	525,000	32,986
State Street Corp.	930,100	32,628
Wells Fargo & Co.	1,362,300	32,082
CapitaMalls Asia Ltd.	20,000,000	30,985
Bank of China Ltd., Class H	60,700,000	30,511
AFLAC Inc.	627,800	29,664
Banco Santander (Brasil) SA, units	1,159,085	14,717
Banco Santander (Brasil) SA, units (ADR)	1,159,085	14,581
Marsh & McLennan Companies, Inc.	1,200,000	28,464
HSBC Holdings PLC (Hong Kong)	2,442,218	23,798
HSBC Holdings PLC (United Kingdom)	453,500	4,477
China Construction Bank Corp., Class H	33,915,000	27,991
China Life Insurance Co. Ltd., Class H	7,330,000	27,987
Tryg A/S	510,000	27,347
Old Republic International Corp.	2,000,000	25,560
UBS AG1	1,223,684	20,707
Discover Financial Services	1,200,000	17,412
First American Financial Corp.	1,170,900	17,364
BNP Paribas SA	247,641	15,493
IntercontinentalExchange, Inc.1	150,000	14,334
Bank of New York Mellon Corp.	500,000	12,135
Prudential PLC	1,272,223	11,043
Shinhan Financial Group Co., Ltd.	250,000	9,571
Sampo Oyj, Class A	386,553	9,312
Banco Bilbao Vizcaya Argentaria, SA	640,161	7,720
Northern Trust Corp.	165,000	7,613
		1,163,812

HEALTH CARE — 11.33%
Alere Inc.1	2,981,500	83,393
Teva Pharmaceutical Industries Ltd. (ADR)	1,592,000	80,523
Novartis AG	1,100,000	57,804
Fresenius SE	765,000	54,279
Vertex Pharmaceuticals Inc.1	1,500,000	50,010
Emergency Medical Services Corp., Class A1	938,200	45,081
Beckman Coulter, Inc.	987,600	45,074
McKesson Corp.	600,000	34,830
Hologic, Inc.1	2,419,550	34,334
Myriad Genetics, Inc.1	2,054,100	32,167
Richter Gedeon Nyrt	155,000	32,091
Medtronic, Inc.	986,000	31,039
Life Technologies Corp.1	713,700	30,525
Biogen Idec Inc.1	562,400	30,257
NuVasive, Inc.1	919,286	26,981
St. Jude Medical, Inc.1	425,000	14,692
American Medical Systems Holdings, Inc.1	677,580	12,346
Amgen Inc.1	212,600	10,851
Illumina, Inc.1	178,000	7,635
Bayer AG	115,500	7,052
Integra LifeSciences Holdings Corp.1	200,000	6,954
Volcano Corp.1	259,520	5,735
ZOLL Medical Corp.1	198,000	5,231
Array BioPharma Inc.1	580,000	1,560
		740,444

CONSUMER DISCRETIONARY — 10.92%
DIRECTV, Class A1	1,800,000	68,256
News Corp., Class A	5,302,815	66,656
Time Warner Inc.	1,880,000	56,362
Li & Fung Ltd.	11,000,000	55,716
Comcast Corp., Class A	2,000,000	34,240
Comcast Corp., Class A, special nonvoting shares	1,100,000	17,677
Pantaloon Retail (India) Ltd.	4,700,000	45,257
Pantaloon Retail (India) Ltd., Class B	22,580	176
CTC Media, Inc.	2,000,000	35,800
Target Corp.	630,000	32,231
John Wiley & Sons, Inc., Class A	900,000	32,031
Kohl’s Corp.1	680,000	31,946
Staples, Inc.	1,700,000	30,209
Tractor Supply Co.	420,000	28,552
Best Buy Co., Inc.	900,000	28,251
Virgin Media Inc.1	1,318,000	27,428
Time Warner Cable Inc.	450,214	23,236
GEOX SpA	4,810,904	22,649
LG Electronics Inc.	278,000	22,353
McGraw-Hill Companies, Inc.	700,000	19,355
JUMBO SA	2,234,000	14,268
O’Reilly Automotive, Inc.1	185,000	8,745
Multi Screen Media Private Ltd.1,3,4	79,866	5,163
Lowe’s Companies, Inc.	199,900	4,058
OPAP SA	198,710	3,009
Next Media Ltd.1	444,000	55
		713,679

INDUSTRIALS — 10.47%
Ryanair Holdings PLC (ADR)1	5,226,300	148,166
Union Pacific Corp.	1,192,635	86,991
AirAsia Bhd.1,3	134,530,000	71,471
MSC Industrial Direct Co., Inc., Class A	997,400	44,454
easyJet PLC1	8,267,000	44,198
United Parcel Service, Inc., Class B	550,000	35,090
SGS SA	23,000	33,302
Capita Group PLC	2,600,000	28,032
Robert Half International Inc.	1,252,400	27,027
CSX Corp.	500,900	24,990
Exponent, Inc.1,2	762,515	23,516
AMR Corp.1	3,000,000	18,330
Downer EDI Ltd.	5,000,000	17,705
PT AKR Corporindo Tbk	129,312,680	17,604
Continental Airlines, Inc., Class B1	750,000	16,755
Interline Brands, Inc.1	1,010,000	16,322
Watsco, Inc.	170,000	8,729
United Stationers Inc.1	189,000	8,484
US Airways Group, Inc.1	705,000	6,373
Beacon Roofing Supply, Inc.1	300,000	4,179
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	76,300	2,167
		683,885

TELECOMMUNICATION SERVICES — 4.88%
América Móvil, SAB de CV, Series L (ADR)	1,825,600	85,128
Millicom International Cellular SA	578,269	53,247
PT XL Axiata Tbk1	80,473,000	44,534
SOFTBANK CORP.	1,035,000	29,703
Avanti Communications Group PLC1	3,488,372	28,087
Vodafone Group PLC	11,560,000	27,861
tw telecom inc.1	1,130,000	19,815
Qwest Communications International Inc.	1,790,000	10,113
Telekom Austria AG, non-registered shares	718,879	9,192
United States Cellular Corp.1	139,500	5,848
Telephone and Data Systems, Inc., special common shares	207,585	5,248
		318,776

ENERGY — 1.85%
Schlumberger Ltd.	1,152,400	61,457
AMEC PLC	1,630,000	22,924
FMC Technologies, Inc.1	350,000	21,648
Baker Hughes Inc.	400,000	15,032
		121,061

MATERIALS — 0.99%
Ecolab Inc.	860,000	40,764
Monsanto Co.	449,950	23,690
		64,454

UTILITIES — 0.88%
Scottish and Southern Energy PLC	1,705,000	29,941
GDF SUEZ	880,574	27,267
		57,208

CONSUMER STAPLES — 0.48%
Costco Wholesale Corp.	560,000	31,668

MISCELLANEOUS — 4.81%
Other common stocks in initial period of acquisition		313,968

Total common stocks (cost: $5,464,526,000)		5,725,349

	Principal amount
Convertible securities — 0.89%	(000)

INDUSTRIALS — 0.55%
US Airways Group, Inc. 7.25% convertible notes 2014	$10,000	21,550
AMR Corp. 6.25% convertible notes 2014	15,000	14,137
		35,687

CONSUMER DISCRETIONARY — 0.13%
Group 1 Automotive, Inc. 3.00% convertible notes 20205	10,000	8,813

TELECOMMUNICATION SERVICES — 0.11%
tw telecom inc. 2.375% convertible debentures 2026	6,400	7,248

MISCELLANEOUS — 0.10%
Other convertible securities in initial period of acquisition		6,522

Total convertible securities (cost: $49,002,000)		58,270

Bonds & notes — 5.96%

BONDS & NOTES OF U.S. GOVERNMENT — 5.96%
U.S. Treasury 3.50% 2020	212,205	231,246
U.S. Treasury 4.375% 2040	137,025	158,130

Total bonds & notes (cost: $366,036,000)		389,376

Short-term securities — 5.52%

Straight-A Funding LLC 0.27%–0.35% due 10/12–11/16/20105	68,900	68,866
General Electric Co. 0.20% due 9/1/2010	28,400	28,400
General Electric Capital Services, Inc. 0.25% due 10/22/2010	25,000	24,992
Freddie Mac 0.25% due 10/13/2010	50,000	49,990
Bank of America Corp. 0.19% due 9/13/2010	43,400	43,397
Hewlett-Packard Co. 0.19% due 9/7–9/16/20105	43,100	43,098
Federal Home Loan Bank 0.19% due 10/22/2010	41,000	40,989
E.I. duPont de Nemours and Co. 0.22% due 9/28/20105	25,000	24,996
Fannie Mae 0.20% due 1/18/2011	21,000	20,984
U.S. Treasury Bill 0.144% due 9/23/2010	15,000	14,999

Total short-term securities (cost: $360,704,000)		360,711

Total investment securities (cost: $6,240,268,000)		6,533,706
Other assets less liabilities		(1,009)

Net assets		$6,532,697

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $76,634,000, which represented 1.17% of the net assets of the fund. This amount includes $71,471,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Multi Screen Media Private Ltd.	9/6/2000–4/18/2002	$31,574	$5,163	.08%
ProAct Holdings, LLC	1/4/2005	87	—	.00

Total restricted securities		$31,661	$5,163	.08%

5Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $145,773,000, which represented 2.23% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended August 31, 2010, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 8/31/10 (000)

NetEase.com, Inc. (ADR)	1,563,000	995,000	—	2,558,000	$—	$101,629
Exponent, Inc.*	100,123	662,392	—	762,515	—	23,516
Acxiom Corp.†	4,650,000	—	2,900,000	1,750,000	—	—
					$—	$125,145

*This security was an unaffiliated issuer in its initial period of acquisition at 11/30/2009; it was not publicly disclosed.
†Unaffiliated issuer at 8/31/2010.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Information technology	$1,516,394	$—		$—	$1,516,394
Financials	1,163,812	—		—	1,163,812
Health care	740,444	—		—	740,444
Consumer discretionary	708,516			5,163	713,679
Industrials	612,414	71,471	*	—	683,885
Telecommunication services	318,776	—		—	318,776
Energy	121,061	—		—	121,061
Materials	64,454	—		—	64,454
Utilities	57,208	—		—	57,208
Consumer staples	31,668	—		—	31,668
Miscellaneous	313,968	—		—	313,968
Convertible securities	6,522	51,748		—	58,270
Bonds & notes:
Bonds & notes of U.S. government	—	389,376		—	389,376
Short-term securities	—	360,711		—	360,711
Total	$5,655,237	$873,306		$5,163	$6,533,706

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $71,471,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended August 31, 2010 (dollars in thousands):

	Beginning value at 12/1/2009	Net unrealized depreciation	Ending value at 8/31/2010
Investment securities	$5,232	$(69)	$5,163

Net unrealized depreciation during the period on Level 3 investment securities held at August 31, 2010 (dollars in thousands):			$(69)

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$889,357
Gross unrealized depreciation on investment securities	(595,864)
Net unrealized appreciation on investment securities	293,493
Cost of investment securities for federal income tax purposes	6,240,213

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-914-0710O-S25517

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: October 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: October 29, 2010

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: October 29, 2010